Note 17 - Financial Instruments (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	6 Months Ended	12 Months Ended
	Jun. 16, 2014	Jun. 30, 2014	Jun. 30, 2014	Dec. 31, 2013
Note 17 - Financial Instruments (Details) [Line Items]
Derivative, Notional Amount		$ 20,000	$ 20,000	$ 20,000
Restricted Cash and Cash Equivalents, Noncurrent		1,294	1,294	1,739
Class of Warrant or Right, Outstanding		5,330,000	5,330,000
Fair Value Assumptions, Expected Volatility Rate Calculation Basis			5 years
Fair Value Assumptions, Expected Volatility Rate	87.55%	90.49%	90.49%
Increase (Decrease) in Volatility Rate Applied			5.00%
Fair Value Assumptions, Resulting Increase (Decrease) in Fair Value			2.00%
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Note 17 - Financial Instruments (Details) [Line Items]
Restricted Cash and Cash Equivalents, Noncurrent		$ 1,294	$ 1,294